INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 65,267	$ 57,564
Research and development	9,377	10,098
Accrued social benefits and other	863	1,456
Right of use assets	(763)
Lease liabilities	840
Property and equipment	1	(11)
Deferred tax asset before valuation allowance	75,585	69,107
Valuation allowance	(75,585)	(69,107)
Net deferred tax asset